PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

8. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB

Buildings (1)	-	171,582
Leasehold improvement	32,340	29,681
Electronic equipment	16,471	15,489
Software	7,092	6,728
Furniture	3,728	5,687
Construction in progress (1)	163,696	1,418
Vehicles	690	631
Subtotal	224,017	231,216
Less: accumulated depreciation (2)	(55,089)	(55,765)

Total property, equipment and software, net	168,928	175,451

(1)	In June 2021, the Group entered into a purchase agreement with a third-party company to purchase an office building. The Group paid 50% of the total amount with consideration of RMB 81,125 in 2021 and paid the remaining 50% in amount of RMB 80,732 in 2022. In June 2022, the new office building has been delivered by the third-party company to the Group and all prepayment except for the value added tax of the office building were recorded as construction in progress upon delivery in 2022. In April 2023, the office building has been put into use with estimated useful life of 40 years.

(2)	Depreciation expenses were RMB 15,985, RMB 7,718 and RMB 6,545 for the years ended December 31, 2021, 2022 and 2023, respectively. No impairment charges were recorded for the years ended December 31, 2021, 2022 and 2023.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)